Schedule of Investments

ARK Innovation ETF

October 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.9%

Automobiles - 11.2%
Tesla, Inc.*	2,147,614	$2,392,441,996

Biotechnology - 18.4%
Beam Therapeutics, Inc.*†	5,591,935	496,396,070
CRISPR Therapeutics AG (Switzerland)*†	5,911,483	539,895,742
Editas Medicine, Inc.*†	3,983,953	146,290,754
Exact Sciences Corp.*	6,650,071	633,219,760
Fate Therapeutics, Inc.*†	6,103,559	328,371,474
Ginkgo Bioworks Holdings, Inc.*	19,824,528	273,974,977
Intellia Therapeutics, Inc.*†	4,567,878	607,436,417
Invitae Corp.*†	15,632,496	414,261,144
Iovance Biotherapeutics, Inc.*	5,342,913	129,886,215
Twist Bioscience Corp.*	1,537,766	182,686,601
Veracyte, Inc.*†	3,751,118	179,603,530
Total Biotechnology		3,932,022,684

Capital Markets - 7.3%
Coinbase Global, Inc., Class A*	3,946,923	1,260,726,145
Robinhood Markets, Inc., Class A*	8,788,602	307,337,412
Total Capital Markets		1,568,063,557

Diversified Consumer Services - 0.7%
2U, Inc.*†	5,194,836	153,455,455

Diversified Telecommunication - 1.3%
Iridium Communications, Inc.*†	6,760,374	274,133,166

Electronic Equipment, Instruments & Components - 0.5%
Trimble, Inc.*	1,354,924	118,379,710

Entertainment - 9.9%
Roku, Inc.*	3,557,689	1,084,739,376
Skillz, Inc.*	13,291,935	148,603,833
Spotify Technology SA*	3,074,867	889,866,510
Total Entertainment		2,123,209,719

Health Care Equipment & Supplies - 0.3%
Cerus Corp.*†	10,190,062	67,254,409

Health Care Providers & Services - 0.8%
Signify Health, Inc., Class A*†	10,147,733	163,074,069

Health Care Technology - 6.9%
Teladoc Health, Inc.*†	9,795,709	1,465,340,109

Hotels Restaurants & Leisure - 2.4%
DraftKings, Inc., Class A*	10,862,777	506,096,780

Interactive Media & Services - 5.8%
Twitter, Inc.*	10,101,930	540,857,332
Zillow Group, Inc., Class C*	6,795,674	704,235,697
Total Interactive Media & Services		1,245,093,029

IT Services - 10.2%
Shopify, Inc., Class A (Canada)*	513,993	753,888,953
Square, Inc., Class A*	3,190,810	812,061,145
Twilio, Inc., Class A*	2,123,908	618,821,835
Total IT Services		2,184,771,933

Life Sciences Tools & Services - 3.6%
10X Genomics, Inc., Class A*	2,104,847	339,448,676
Berkeley Lights, Inc.*†	4,651,225	108,140,981
Compugen Ltd. (Israel)*†	5,361,008	34,792,942
NanoString Technologies, Inc.*	53,037	2,561,687
Pacific Biosciences of California, Inc.*	10,309,807	273,003,689
Total Life Sciences Tools & Services		757,947,975

Machinery - 0.1%
Proto Labs, Inc.*	210,039	12,562,433

Road & Rail - 1.3%
TuSimple Holdings, Inc., Class A*	7,054,774	275,982,759

Software - 18.7%
DocuSign, Inc.*	1,182,696	329,132,470
Materialise NV (Belgium)*†(a)	3,083,046	74,393,900
PagerDuty, Inc.*†	6,852,565	286,094,589
Palantir Technologies, Inc., Class A*	23,756,171	614,809,705
UiPath, Inc., Class A*	12,402,796	623,240,499
Unity Software, Inc.*	7,419,293	1,122,613,224
Zoom Video Communications, Inc., Class A*	3,392,322	931,701,237
Total Software		3,981,985,624

Technology Hardware, Storage & Peripherals - 0.5%
Stratasys Ltd.*†	3,645,140	114,967,716

Total Common Stocks (Cost $21,413,584,961)		21,336,783,123
MONEY MARKET FUND–0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (b) (Cost $35,636,738)	35,636,738	35,636,738
Total Investments–100.1% (Cost $21,449,221,699)		21,372,419,861
Liabilities in Excess of Other Assets–(0.1)%		(11,964,954)
Net Assets–100.0%		$21,360,454,907

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2021 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:

Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2021	Value ($) at 10/31/2021
Common Stocks — 25.5%
Biotechnology — 12.7%
Beam Therapeutics, Inc.
429,666,220	186,377,578	(107,210,079)	25,075,038	(37,512,687)	–	–	5,591,935	496,396,070
CRISPR Therapeutics AG
590,141,202	229,786,929	(127,795,139)	55,155,822	(207,393,072)	–	–	5,911,483	539,895,742
Editas Medicine, Inc.
179,157,870	37,996,245	(56,245,975)	22,454,892	(37,072,278)	–	–	3,983,953	146,290,754
Fate Therapeutics, Inc.
368,294,731	211,549,852	(86,335,388)	808,269	(165,945,990)	–	–	6,103,559	328,371,474
Intellia Therapeutics, Inc.
588,966,306	197,986,103	(149,133,213)	119,241,454	(149,624,233)	–	–	4,567,878	607,436,417
Invitae Corp.
331,826,516	201,361,213	(88,918,140)	37,522,216	(67,530,661)	–	–	15,632,496	414,261,144
Iovance Biotherapeutics, Inc.
189,057,134	22,227,761	(94,060,269)	(70,907,045)	83,568,634	–	–	–	–
Veracyte, Inc.
146,417,966	57,306,558	(36,543,141)	15,585,964	(3,163,817)	–	–	3,751,118	179,603,530
Diversified Consumer Services — 0.7%
2U, Inc.
223,797,134	39,359,420	(38,952,937)	14,553,322	(85,301,484)	–	–	5,194,836	153,455,455
Diversified Telecommunication — 1.3%
Iridium Communications, Inc.
351,317,071	49,876,705	(113,778,996)	1,248,137	(14,529,751)	–	–	6,760,374	274,133,166
Health Care Equipment & Supplies — 0.3%
Cerus Corp.
61,502,127	2,729,467	(15,090,839)	1,088,932	17,024,722	–	–	10,190,062	67,254,409
Health Care Providers & Services — 0.8%
Signify Health, Inc.
–	256,374,134	(26,210,201)	102,380	(67,192,244)	–	–	10,147,733	163,074,069
Health Care Technology — 6.8%
Teladoc Health, Inc.
1,309,104,544	401,529,345	(271,547,277)	2,608,581	23,644,916	–	–	9,795,709	1,465,340,109
Life Sciences Tools & Services — 0.7%
Berkeley Lights, Inc.
158,277,143	66,532,052	(27,566,356)	829,375	(89,931,233)	–	–	4,651,225	108,140,981
Compugen Ltd.
43,591,664	1,473,809	(8,164,870)	2,501,960	(4,609,621)	–	–	5,361,008	34,792,942
Machinery — 0.0%
Proto Labs, Inc.
155,624,215	12,162,066	(137,729,546)	(111,173,752)	93,679,450	–	–	–	–
Software — 1.7%
Materialise NV
80,375,733	2,829,913	(15,857,307)	1,343,291	5,702,270	–	–	3,083,046	74,393,900
PagerDuty, Inc.
224,620,189	118,310,673	(59,408,117)	24,578,969	(22,007,125)	–	–	6,852,565	286,094,589

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2021 (Unaudited)

Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2021	Value ($) at 10/31/2021
Technology Hardware, Storage & Peripherals — 0.5%
Stratasys Ltd.
81,818,214	8,841,637	(19,913,202)	3,226,244	40,994,823	–	–	3,645,140	114,967,716
$5,513,555,979	$2,104,611,460	$(1,480,460,992)	$145,844,049	$(687,199,381)	$–	$–	111,224,120	$5,453,902,467

*	Non-income producing security
†	Affiliated security
(a)	Less than 0.05%
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of October 31, 2021.

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2021 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2021, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$21,336,783,123	$–	$–	$21,336,783,123
Money Market Fund	35,636,738	–	–	35,636,738
Total	$21,372,419,861	$–	$–	$21,372,419,861

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.